Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Current deposits	€ 6,506	€ 5
Cash in hand and at banks	523,071	547,974
Total cash and cash equivalents	€ 529,577	€ 547,979